Stockholders' Equity (Details 4) - shares	Mar. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding	764,137	100,137
Stock options available for future grant	906,730	1,570,730
Common Stock, Capital Shares Reserved for Future Issuance	1,670,867	1,670,867